Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements

3.  Fair Value Measurement

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of September 30, 2021 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability (Note 9)	$—	$—	$126,927	$126,927
Total	$—	$—	$126,927	$126,927

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced subscription agreements (Note 8)	$—	$—	$8,098	$8,098
Derivative liability (Note 9)	—	—	34,982	34,982
Total	$—	$—	$43,080	$43,080

There were no transfers into or out of Level 3 instruments and/or between Level 1 and Level 2 instruments during the three and nine months ended September 30, 2021 and 2020.

The following table provides a roll forward of the aggregate fair value of the Company’s Advanced Subscription Agreements (“ASAs”) and derivative liability (in thousands):

	ASAs	Derivative Liability
Balance as of December 31, 2020	$8,098	$34,982
Initial fair value of derivative liability	—	36,870
Change in estimated fair value	6,477	58,253
Conversion of ASAs into ordinary shares and B ordinary shares	(14,750)	—
Foreign currency translation loss (gain)	175	(3,178)
Balance as of September 30, 2021	$—	$126,927

The changes in estimated fair value are recorded in the condensed consolidated statements of operations and comprehensive loss and the foreign currency translation losses are recorded in the foreign currency translation adjustment in other comprehensive loss in the condensed consolidated statements of operations and comprehensive loss. The ASAs and derivative liability were valued using a scenario-based analysis. Five primary scenarios were considered: qualified financing, unqualified financing, merger or acquisition, held to maturity, and insolvency. The value of the ASAs and derivative liability under each scenario were probability weighted to arrive at their respective estimated fair values.

The following table summarizes the significant unobservable inputs that are included in the valuation of the derivative liability as of September 30, 2021 and December 31, 2020:

	September 30, 2021		December 31, 2020
	Input Value or	Weighted	Input Value or	Weighted
Unobservable Inputs	Range	Average (1)	Range	Average (1)
Probability of scenarios:
Qualified financing	3.4%	3.4%	20.0%	20.0%
Nonqualified financing	5.0%	5.0%	5.0%	5.0%
Merger or acquisition	91.6%	91.6%	70.0%	70.0%
Held to maturity	0.0%	0.0%	5.0%	5.0%
Insolvency	0.0%	0.0%	0.0%	0.0%
Timing of scenarios:
Derivative liability	0.2 years	0.2 years	0.3 years	0.3 years
Estimated volatility	30.0%	30.0%	50.0%	50.0%
Risk-free rate	0.2%	0.2%	0.6%	0.6%
Discount rate	26.5%	26.5%	26.8%	26.8%
Value of ordinary share	$44.09	$44.09	$25.04	$25.04

The following table summarizes the significant unobservable inputs that are included in the valuation of the ASAs as of December 31, 2020:

	December 31, 2020
	Input Value or	Weighted
Unobservable Inputs	Range	Average (1)
Probability of scenarios:
Qualified financing	20.0%	20.0%
Nonqualified financing	5.0%	5.0%
Merger or acquisition	70.0%	70.0%
Held to maturity	5.0%	5.0%
Insolvency	0.0%	0.0%
Timing of scenarios:
Advanced subscription agreements	0.8 - 1.0 years	0.8 years
Estimated volatility	50.0%	50.0%
Risk-free rate	0.6%	0.6%
Discount rate	26.8%	26.8%
Value of ordinary share	$25.04	$25.04
(1)	Unobservable inputs were weighted by the relative fair value of the respective liability and the period end/year-end probabilities of the five scenarios.

Changes in the unobservable inputs noted above would impact the amount of the respective liability. For the respective liability, increases (decreases) in the estimates of the Company’s annual volatility would increase (decrease) the liability and an increase (decrease) in the annual risk-free rate would increase (decrease) the liability.

3.  Fair Value Measurements

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced subscription agreements	$—	$—	$8,098	$8,098
Derivative liability	—	—	34,982	34,982
Total	$—	$—	$43,080	$43,080

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2019 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced subscription agreements	$—	$—	$6,992	$6,992
Total	$—	$—	$6,992	$6,992

There were no transfers into or out of Level 3 instruments and/or between Level 1 and Level 2 instruments during the years ended December 31, 2020 and 2019.

The following table provides a roll forward of the aggregate fair value of the Company’s advanced subscription agreements and derivative liability (in thousands):

	Advanced
	Subscription	Derivative
	Agreements	Liability
Balance as of December 31, 2018	$—	$—
Issuances of advanced subscription agreements	6,789	—
Change in estimated fair value	(59)	—
Foreign currency translation loss	262	—
Balance as of December 31, 2019	6,992	—
Initial fair value of derivative liability	—	24,983
Issuances of advanced subscription agreements	348	—
Change in estimated fair value	1,808	8,724
Settlement of advanced subscription agreements into Ordinary shares	(1,396)	—
Foreign currency translation loss	346	1,275
Balance as of December 31, 2020	$8,098	$34,982

The changes in estimated fair value are recorded on the consolidated statements of operations and comprehensive loss and the foreign currency translation (gains) losses are recorded in the foreign currency translation adjustment in other comprehensive (loss) income in the consolidated statements of operations and comprehensive loss. The advanced subscription agreements and derivative liability were valued using a scenario-based analysis. Five primary scenarios were considered: qualified financing, unqualified financing, merger or acquisition, held to maturity, and insolvency. The value of the advanced subscription agreements and derivative liability under each scenario were probability weighted to arrive at their respective estimated fair values.

The following table summarizes the significant unobservable inputs that are included in the valuation of advanced subscription agreements and derivative liability as of December 31, 2020 and 2019:

	December 31, 2020				December 31, 2019
	Input Value or		Weighted		Input Value or		Weighted
Unobservable Inputs	Range		Average(1)		Range		Average(1)
Probability of scenarios:
Qualified financing (Note 12)	20.0%		20.0%		60.0%		60.0%
Non-qualified financing (Note 12)	5.0%		5.0%		5.0%		5.0%
Merger or acquisition	70.0%		70.0%		15.0%		15.0%
Held to maturity	5.0%		5.0%		5.0%		5.0%
Insolvency	0.0%		0.0%		15.0%		15.0%
Timing of scenarios:
Advanced subscription agreements	0.8 – 1.0	years	0.8	years	0.8 – 1.0	years	0.8	years
Derivative liability	0.3	years	0.3	years	Not applicable		Not applicable
Estimated volatility	50.0%		50.0%		20.0%		20.0%
Risk-free rate	0.6%		0.6%		0.6%		0.6%
Discount rate	26.8%		26.8%		22.1%		22.1%
Value of ordinary share	$25.04		$25.04		$5.88		$5.88
(1)	Unobservable inputs were weighted by the relative fair value of the respective liability and the year-end probabilities of the five scenarios.

Changes in the unobservable inputs noted above would impact the amount of the respective liability. For the respective liability, increases (decreases) in the estimates of the Company’s annual volatility would increase (decrease) the liability and an increase (decrease) in the annual risk-free rate would increase (decrease) the liability.

CIK 0001822888 Virtuoso Acquisition Corp [Member]
Fair Value Measurements

Note 9 — Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Description
Warrant liabilities – Public warrants	$13,225,000	$13,225,000	$—	$—
Warrant liabilities – Private warrants	7,722,000	—	—	7,722,000
Total	$20,947,000	$13,225,000	$—	7,722,000

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The Public Warrants transferred to Level 1 when they began trading separately on March 15, 2021. The subsequent measurement of the Public Warrants as of September 30, 2021, is classified as Level 1 due to the use of an observable market quote in an active market.

The Company utilizes a Modified Black-Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the Private Placement warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2021, other than the transfer of Public warrants liabilities from Level 3 to Level 1

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for our liabilities classified as Level 3:

Warrant
Liability
Fair value at December 31, 2020	$—
Initial value of public and private warrant liabilities	14,793,000
Public warrants transferred to level 1	(6,900,000)
Change in fair value of private warrant liabilities	3,855,000
Fair Value at June 30, 2021	$11,748,000
Change in fair value of private warrant liabilities	(4,026,000)
Fair Value at September 30, 2021	$7,722,000

The following table provides quantitative information regarding Level 3 fair value measurements:

	At
	January 26,	At
	2021 (Initial	September 30,
	Measurement)	2021
Stock price	$9.59	$9.91
Strike price	$11.50	$11.50
Term (in years)	6.53	5.84
Volatility	14.7%	15.83%
Risk-free rate	0.71%	1.12%
Dividend yield	0.0%	0.0%